Revision of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2023
Revision of Previously Issued Financial Statements [Abstract]
Revision of Previously Issued Financial Statements

Note 2 — Revision of Previously Issued Financial Statements

During preparation of the financial statements for the period ended September 30, 2023, the Company determined that the amounts of income taxes payable and formation and operating costs for the period ended June 30, 2023, were overstated by $149,000.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were not material to any previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements for the period ended June 30, 2023, should be revised to reflect the impact of the overstatement.

Impact of the Revision

	As previously reported	Adjustment	As revised
Condensed Unaudited Balance Sheet as of June 30, 2023
Income taxes payable	245,222	(149,000)	96,222
Total current liabilities	4,004,192	(149,000)	3,855,192
Total Liabilities	8,845,123	(149,000)	8,696,123
Accumulated deficit	(8,597,035)	149,000	(8,448,035)
Total Stockholders’ Deficit	(8,596,608)	149,000	(8,447,608)

Statement of Shareholder equity as of June 30, 2023
Accumulated deficit	(8,597,035)	149,000	(8,448,035)
Total Stockholders’ Deficit	(8,596,608)	149,000	(8,447,608)

Condensed Unaudited Statement of Operation
For the three months ended June 30, 2023
Formation and operating costs	709,836	(149,000)	560,836
Loss from operations	(709,836)	149,000	(560,836)
Loss before provision for income taxes	(487,694)	149,000	(338,694)
Net loss	(534,914)	149,000	(385,914)
Basic and diluted weighted average of Class A common stock outstanding	2,441,063
Basic and diluted net loss per share, Class A common stock	(0.08)	0.01	(0.07)
Basic and diluted weighted average Class B common stock outstanding	3,457,807
Basic and diluted net loss per share, Class B common stock	(0.08)	0.01	(0.07)

For the six months ended June 30, 2023
Formation and operating costs	900,007	(149,000)	751,007
Loss from operations	(900,007)	149,000	(751,007)
Loss before provision for income taxes	(478,579)	149,000	(329,579)
Net loss	(567,378)	149,000	(418,378)
Basic and diluted weighted average of Class A common stock outstanding	2,441,063
Basic and diluted net loss per share, Class A common stock	(0.10)	0.03	(0.07)
Basic and diluted weighted average Class B common stock outstanding	3,457,807
Basic and diluted net loss per share, Class B common stock	(0.10)	0.03	(0.07)

Condensed Unaudited Statement of Cash Flows as of June 30, 2023
Net Loss	(567,378)	149,000	(418,378)
Changes in current assets and current liabilities:
Income taxes payable	88,799	(149,000)	(60,201)